Subsequent events - Licensing Agreement (Details) - T T in Thousands	Mar. 22, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Licensing agreement, expected reduction in fuel costs, percent		3.00%
Licensing agreement, expected reduction in carbon emissions annually	100
Fowe Eco Solutions Ltd. | Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Licensing agreement, expected savings, percent	33.00%